Loans and Allowance for Loan Losses, Impaired loans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impaired loans and average balances [Abstract]
Unpaid principal balance	$ 12,571,556	$ 14,972,343	$ 15,677,394
Recorded investment with no allowance	11,301,555	13,508,334	12,924,345
Recorded investment with an allowance	0	0	2,478,049
Related Allowance	0	0	330,759
Average Recorded Investment	11,592,689	14,715,850	15,612,452
Interest Income Recognized During Impairment	537,401	408,115	370,537
Real Estate Mortgages Construction, Land Development, and Land [Member]
Impaired loans and average balances [Abstract]
Unpaid principal balance	878,029	1,934,294	6,589,350
Recorded investment with no allowance	878,029	1,814,285	6,589,350
Recorded investment with an allowance	0	0	0
Related Allowance	0	0	0
Average Recorded Investment	921,869	1,979,606	6,817,061
Interest Income Recognized During Impairment	0	0	264,697
Real Estate Mortgages Residential 1 to 4 Family, 1st Liens [Member]
Impaired loans and average balances [Abstract]
Unpaid principal balance	4,158,599	4,524,482	3,313,481
Recorded investment with no allowance	3,998,598	4,290,482	3,313,481
Recorded investment with an allowance	0	0	0
Related Allowance	0	0	0
Average Recorded Investment	4,082,975	4,519,490	3,143,196
Interest Income Recognized During Impairment	182,756	103,646	65,705
Real Estate Mortgages Residential 1 to 4 Family, Subordinate Liens [Member]
Impaired loans and average balances [Abstract]
Unpaid principal balance	117,451	120,515	118,843
Recorded investment with no allowance	117,450	120,515	118,843
Recorded investment with an allowance	0
Related Allowance	0
Average Recorded Investment	118,983	119,679	109,521
Interest Income Recognized During Impairment	6,055	6,104	5,304
Commercial Properties [Member]
Impaired loans and average balances [Abstract]
Unpaid principal balance	7,417,477	8,393,052	5,648,606
Recorded investment with no allowance	6,307,478	7,283,052	2,895,557
Recorded investment with an allowance	0	0	2,478,049
Related Allowance	0	0	330,759
Average Recorded Investment	6,468,862	8,097,075	5,534,552
Interest Income Recognized During Impairment	348,590	298,365	34,831
Commercial [Member]
Impaired loans and average balances [Abstract]
Unpaid principal balance			7,114
Recorded investment with no allowance			7,114
Recorded investment with an allowance			0
Related Allowance			0
Average Recorded Investment			8,122
Interest Income Recognized During Impairment			$ 0